Consolidated Cash Flow Statements - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating activities
Net (loss) / income	$ (158,240)	$ (24,903)	$ 217,749
Gain on sale of Dorian Shares	0	0	(1,179)
Loss from sales of vessels	23,345	2,078	35
Write-off of vessel purchase options	0	0	731
Depreciation	141,418	121,461	107,356
Amortization of restricted stock	22,385	30,207	33,687
Amortization of deferred financing fees	13,381	14,149	14,688
Write-off of deferred financing fees	2,467	14,479	2,730
Bargain purchase gain	(5,417)	0	0
Share based merger transaction costs	5,973	0	0
Unrealized (gain) / loss on derivative financial instruments	0	(1,371)	1,255
Amortization of acquired time charter contracts	0	65	513
Accretion of Convertible Notes	12,211	11,562	11,096
Accretion of fair market measurement on debt assumed from merger with NPTI	1,478	0	0
Gain on repurchase of Convertible Notes	0	(994)	(46)
Cash flows from (used) in operating activities before changes in assets and liabilities	59,001	166,733	388,615
Changes in assets and liabilities:
(Increase) / decrease in inventories	(1,319)	564	(1,909)
(Increase) / decrease in accounts receivable	(1,478)	26,688	9,184
Decrease / (increase) in prepaid expenses and other current assets	12,219	(5,546)	(1,615)
(Increase) / decrease in other assets	(22,651)	2,045	(14,153)
Increase / (decrease) in accounts payable	3,694	(2,487)	775
(Decrease) / increase in accrued expenses	(7,665)	(9,486)	11,206
Interest rate swap termination payment	0	0	(128)
Total changes in assets and liabilities	(17,200)	11,778	3,360
Net cash inflow from operating activities	41,801	178,511	391,975
Investing activities
Acquisition of vessels and payments for vessels under construction	(258,311)	(126,842)	(905,397)
Proceeds from disposal of vessels	127,372	158,175	90,820
Net cash paid for the merger with NPTI	(23,062)	0	0
Drydock payments	(5,922)	0	0
Proceeds from sale of Dorian shares	0	0	142,436
Deposit returned for vessel purchases	0	0	(31,277)
Net cash (outflow) / inflow from investing activities	(159,923)	31,333	(703,418)
Financing activities
Debt repayments	(546,296)	(753,431)	(226,260)
Issuance of debt	525,642	565,028	643,550
Debt issuance costs	(11,758)	(10,679)	(8,497)
Increase in restricted cash	(2,279)	0	0
Repayment of Convertible Notes	0	(8,393)	(1,632)
Gross proceeds from issuance of common stock	303,500	0	159,747
Equity issuance costs	(15,056)	(24)	(7,554)
Dividends paid	(9,561)	(86,923)	(87,056)
Redemption of NPTI Redeemable Preferred Shares	(39,495)	0	0
Repurchase of common stock	0	(16,505)	(76,028)
Net cash inflow / (outflow) from financing activities	204,697	(310,927)	396,270
Increase / (decrease) in cash and cash equivalents	86,575	(101,083)	84,827
Cash and cash equivalents at January 1,	186,462	99,887	200,970
Cash and cash equivalents at December 31,	99,887	200,970	116,143
Supplemental information:
Interest paid	$ 92,034	$ 69,008	$ 63,418